LEASES - Components of lease expense (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Lease, Cost [Abstract]
Total operation lease cost	₽ 9,195	$ 116.6	₽ 5,466	₽ 4,131
Finance lease cost:
Amortization of right-of-use assets	174	2.2	3
Interest on lease liabilities	75	0.9	1
Total finance lease cost	₽ 249	$ 3.1	₽ 4